DESCRIPTION OF THE PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
SCHEDULE OF VESTING PERCENTAGE ON PARTICIPANT CONTRIBUTIONS

Participants are immediately vested in their contributions plus actual earnings (losses) thereon. Participants vest in the Plan’s discretionary match portion of their accounts as follows:

Years of Vesting Service	Percentage Vested
Less than 1 year	0%
1 but less than 2 years	20%
2 but less than 3 years	40%
3 but less than 4 years	60%
4 but less than 5 years	80%
5 or more years	100%